Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income Taxes
Schedule of reconciliation of deferred tax liabilities, net

EUR’000	2024	2023	2022
Reconciliation of deferred tax liabilities, net
1 January	10,191	—	—
Acquisition of businesses	—	10,321	—
Movements during the year	1,137	—	—
Exchange differences	644	(130)	—
31 December	11,972	10,191	—